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                              [NATIONWIDE LETTER]


July 18, 1997

VIA EDGAR
---------

The United States Securities
   and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide VA Separate Account-B
                  Nationwide Life and Annuity Insurance Company
                  Post-Effective Amendment No. 2
                  SEC File No. 333-11415
                  CIK No. 0000878670

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Life and Annuity Insurance Company (the "Company") and its VA Separate Account-B (the "Separate Account"), this is to certify that the form of the Prospectus or Statement of Additional Information that would have been filed under paragraphs (b) or (c) under Rule 497 does not differ from the form of the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the Company and the Separate Account which became effective July 14, 1997.

If there are any questions in connection with the enclosed, please contact the undersigned at (614) 249-8678

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ ELIZABETH A. DAVIN

Elizabeth Davin
Counsel

cc:      Mr. Kevin Kirchoff
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